Description of Business and Organization	12 Months Ended
Dec. 31, 2018
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

Luokung Technology Corp. (the “Company” or “LKCO”), formerly Kingtone Wirelessinfo Solution Holding Ltd (“Kingtone Wireless”) was incorporated in the British Virgin Islands on October 27, 2009 under the name of Reizii Capital Management Limited. It has wholly-owned subsidiaries and a variable interest entity (“VIE”). Its wholly-owned subsidiaries include: Topsky Info-tech Holdings Pte Ltd. (“Topsky”), which was established in Singapore on November 3, 2009, and Xi’an Softech Co., Ltd. (“Softech”), which was established in Xi’an, Shaanxi Province, China on November 27, 2009 by Topsky. Its VIE is Xi’an Kingtone Information Technology Co., Ltd. (“Kingtone Information”) which was incorporated in Xi’an, Shaanxi province, China on December 28, 2001.

On December 17, 2009, Reizii Capital Management Limited changed its name to Kingtone Wirelessinfo Solution Holding Ltd.

On March 23, 2010, the board of directors of Kingtone Wireless resolved to change the fiscal year end of Kingtone Wireless and its wholly-owned subsidiaries, Topsky and Softech, from November 30 to September 30 so as to have the same fiscal year end as Kingtone Information.

On May 14, 2010, Kingtone Wireless completed the initial public offering of its American Depositary Shares (“ADSs”) at a price of $4.00 per ADS and listed its ADSs on the NASDAQ Capital Market under the symbol “KONE.” Kingtone Wireless sold an aggregate of 4,000,000 ADSs, representing 4,000,000 ordinary shares and received net proceeds of approximately $14.5 million, net of underwriting discounts and other offering expenses.

On August 17, 2018, Kingtone Wireless consummated an asset exchange transaction, pursuant to which it exchanged all issued and outstanding capital stock in Topsky Info-Tech Holdings Pte Ltd., the parent of Softech, for the issued and outstanding capital stock of LK Technology Ltd. (“LK Technology”) (the “Asset Exchange”). In connection with the Asset Exchange, Kingtone Wireless changed its name to Luokung Technology Corp. on August 20, 2018, and on September 20, 2018, issued to the shareholders of C Media Limited, the former parent of LK Technology, (i) 185,412,599 of its ordinary shares, par value $0.01 per share and (ii) 1,000,000 of its preferred shares. Upon the consummation of the Asset Exchange, the Company ceased the previous business operations and became a company focused on the provision of Wi-Fi and mobile application products for long distance rail travelers in China.

Following the consummation of the Asset Exchange, on October 4, 2018, the Company changed its fiscal year end from September 30 to the fiscal year end of LK Technology, December 31.

On August 25, 2018, LK Technology entered into a Stock Purchase Agreement (the “Agreement”) with the shareholders (“Shareholders”) of Superengine Holding Limited, a limited liability company incorporated under the laws of the British Virgin Islands (“Superengine”), pursuant to which LK Technology acquired all of the issued and outstanding shares of Superengine for an aggregate purchase price of US$60 million (the “Purchase Price”), which was paid by the issuance of its Ordinary Shares in an amount equal to the quotient of (x) the Purchase Price divided by (y) the average of the closing prices of the Ordinary Shares on the NASDAQ Capital Market over the 12 months period preceding July 31, 2018. Further details are in Note 3.

Luokung Technology Corp., its subsidiaries and its variable interest entities (“VIEs”) (collectively the “Company”) operate mobile application service for long-distance travel in the People’s Republic of China (the “PRC”). The core mobile application product, Luokuang mobile application, which is made as an LBS-social contents and services distribution platform. It offers functions based on various travel scenarios, e.g. information, entertainment, travel, e-commerce, O2O, advertising, etc.

As of December 31, 2018, details of the Company’s subsidiaries and VIEs are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
LK Technology Ltd.	Mar 3, 2011	BVI	100%

Topsky Info-tech Holdings Pte Ltd.	Nov 3, 2009	Singapore	100%

Superengine Holding Limited	Jun 14, 2018	BVI	100%

MMB Limited	Apr 11, 2013	Hong Kong	100%

Mobile Media (China) Limited	Nov 6, 2007	Hong Kong	100%

Zhong Chuan Tian Xia Information and Technology (Beijing) Limited	Feb 1, 2013	PRC	100%

Zhong Chuan Tian Xia Information and Technology (Shenzhen) Limited	Dec 23, 2010	PRC	100%

Contractual Control:

Superengine Graphics Software Technology Development (Suzhou) Co., Ltd. (“Suzhou Superengine”)	Apr 2, 2004	PRC	0%

Anhui Superengine Intelligent Technology co., Ltd (“Anhui Superengine”)	Oct 26, 2017	PRC	0%

VIEs:

Beijing Zhong Chuan Shi Xun Technology Limited (“Zhong Chuan Shi Xun”)	May 17, 2004	PRC	0%

Jiangsu Zhong Chuan Rui You Information and Technology Limited (“Zhong Chuan Rui You”)	May 26, 2011	PRC	0%

Huoerguosi Luokuang Information and Technology Limited (“Huoerguosi Luokuang”)	Jul 19, 2017	PRC	0%

Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited (“Jiu Zhou Shi Dai”)	Nov 26, 2004	PRC	0%